Trade and Other Payables	6 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

15 TRADE AND OTHER PAYABLES

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Trade payables (content and service providers)	11,617,074	12,311,919
Accrued content acquisition and royalty costs	12,443,447	10,388,153
Social security and taxes payable	730,508	259,345
Withholding taxes payable	395,568	437,300
Other accrued expenses	1,494,872	1,767,875
Deferred purchase price (note 14)	250,000	250,000
Other payables	1,589,785	1,107,647
	28,521,254	26,522,239

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Current	28,121,254	26,522,239
Non-current	400,000	-
	28,521,254	26,522,239